RELATED PARTY TRANSACTIONS - Amounts due to related party (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 7,734	¥ 680
Beijing SouFun Science & Technology Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 680
Fang
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 7,734